Good Harbor U.S. Tactical Core Fund

Class A Shares: GHUAX Class C Shares: GHUCX Class I Shares: GHUIX

Good Harbor Tactical Core International Developed Markets Fund

Class A Shares: GHDAX Class C Shares: GHDCX Class I Shares: GHDIX

Good Harbor Tactical Core International Emerging Markets Fund

Class A Shares: GHEAX Class C Shares: GHECX Class I Shares: GHEIX

Good Harbor Tactical Equity Income Fund

Class A Shares: GHTAX Class C Shares: GHTCX Class I Shares: GHTIX

 (each a “Fund” and, collectively, the “Funds”)

Prospectus and Statement of Additional Information Supplement dated May 9, 2014

Please be advised effective May 12, 2014, the custodian for the Good Harbor U.S. Tactical Core Fund, Good Harbor Tactical Core International Developed Markets Fund, Good Harbor Tactical Core International Emerging Markets Fund and Good Harbor Tactical Equity Income Fund has changed to U.S. Bank, N.A., located at 1555 N. River Center Drive, Milwaukee, WI 53212. Consequently, all references to Huntington National Bank in each Fund's currently effective Prospectus and Statement of Additional Information should be ignored and replaced with U.S. Bank, N.A.

Please be advised effective May 23, 2014, the following fund name changes will take place:

Current Fund Name	New Fund Name
Good Harbor U.S. Tactical Core Fund	Good Harbor Tactical Core US Fund
Good Harbor Tactical Core International Emerging Markets Fund	Good Harbor Tactical Core Emerging Markets Fund
Good Harbor Tactical Core International Developed Markets Fund	Good Harbor Tactical Core Developed Markets Fund

Consequently, all references to Good Harbor U.S. Tactical Core Fund, Good Harbor Tactical Core International Developed Markets Fund and Good Harbor Tactical Core International Emerging Markets Fund in the Funds’ Prospectus and Statement of Additional Information are deleted and replaced with Good Harbor Tactical Core US Fund, Good Harbor Tactical Core Emerging Markets Fund and Good Harbor Tactical Core Developed Markets Fund, respectively.

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You should read this Supplement in conjunction with each Fund’s currently effective Prospectus and Statement of Additional Information, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-877-270-2848.

Please retain this Supplement for future reference.